Shareholder Report, Average Annual Return (Details) 194025_Jackson Square SMID-Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	110 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	9.60%	(3.41%)	6.24%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	21.38%	16.95%	15.25%
Bloomberg US 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	14.60%	9.40%	11.10%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	15.78%	8.05%	11.24%